LONG-TERM INVESTMENTS - Additional information (Details) $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2024 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
LONG-TERM INVESTMENTS
Equity method investments			$ 557,615		$ 222,870
Loss on investment			103,934	$ 13,380	13,497	$ 17,752
Equity investments without readily determinable fair values			15,575		15,686
Total consideration			440,000	$ 56,645	11,767	235,434
Impairment provision of equity investments without readily determinable fair values			0		0
Private equity fund 1
LONG-TERM INVESTMENTS
Equity method investments			203,679		222,870
Loss on investment			17,870		$ 13,497	$ 17,752
Impairment provision of equity method investments							$ 0	$ 0
Private equity fund 2
LONG-TERM INVESTMENTS
Loss on investment			86,064
Impairment provision of equity method investments			$ 0
Ownership interest acquired	44.10%
Total consideration	$ 440,000
Newflow Amity Fund I, LP
LONG-TERM INVESTMENTS
Percentage of equity interest (as a percent)		2.75%
Equity investments without readily determinable fair values		$ 15,596